 Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

(collectively, the “Specified Parties”)

Re:	SMRT Commercial Mortgage Trust 2026-MINI (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2026-MINI (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 15 September 2026. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 September 2026

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan will be secured primarily by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 7 October 2026 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 6

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Term to Maturity (Months),

as shown on the Final Data File, we recalculated the “Remaining Term to Maturity (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period option(s). Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (Months)”),
b.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (Months)”),
c.	Use the “Remaining Term to Maturity (Months),” as shown on the Final Data File, for the remaining interest-only period of the Mortgage Loan (the “Remaining IO Term (Months)”) and
d.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Closing Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Assumed Mortgage Loan Spread and
b.	Term SOFR Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate at Term SOFR Cap” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

9.	Using the:
a.	Mortgage Loan Original Balance,
b.	Assumed Mortgage Loan Spread,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and a SOFR assumption of 3.88572% provided by the Depositor (the “Assumed One-month Term SOFR”), and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,
iii.	Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap and
iv.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The sum of:
i.	The “Assumed Mortgage Loan Spread,” as shown on the Final Data File, and
ii.	The Assumed One-month Term SOFR and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as 1/12th of the product of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap,” as shown on the Final Data File.

Attachment A Page 5 of 6

10.	Using the:
a.	Mortgage Loan Closing Date Balance,
b.	Mortgage Loan Maturity Date Balance,
c.	Individual As-Is Appraised Value,
d.	Portfolio Appraised Value,
e.	Mortgage Loan Annual Debt Service Payment,
f.	Annual Mortgage Loan Debt Service Payment at Term SOFR Cap,
g.	UW Net Operating Income,
h.	UW Net Cash Flow,
i.	Square Footage (Available SF) Total Square Footage and
j.	Unit Mix (Available Units) Total Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan UW NOI DSCR,
ii.	Mortgage Loan UW NCF DSCR,
iii.	Mortgage Loan UW NOI DSCR at Term SOFR Cap,
iv.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
v.	Mortgage Loan Closing Date Balance per SF,
vi.	Mortgage Loan Closing Date Balance per Unit,
vii.	Individual As-Is Appraised Value per SF,
viii.	Portfolio Appraised Value per SF,
ix.	Portfolio Appraised Value Premium,
x.	Mortgage Loan Closing Date LTV (Aggregate Individual As-is Values),
xi.	Mortgage Loan Balloon LTV (Aggregate Individual As-is Values),
xii.	Mortgage Loan Closing Date LTV (Portfolio Value),
xiii.	Mortgage Loan Balloon LTV (Portfolio Value),
xiv.	Mortgage Loan UW NOI Debt Yield and
xv.	Mortgage Loan UW NCF Debt Yield

of the Mortgage Loan, and with respect to v. through vii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through viii. above to two decimal places and
b.	Round the characteristics listed in ix. through xv. above to the nearest 1/10th of one percent.

11.	Using the:
a.	Square Footage (Available SF) Total Self Storage Square Footage,
b.	Square Footage (Available SF) Climate Controlled and
c.	Square Footage (Available SF) Regular,

as shown on the Final Data File, we recalculated the:

i.	% of Self Storage Square Footage (Available SF) Climate Controlled and
ii.	% of Self Storage Square Footage (Available SF) Regular

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

12.	Using the:
a.	Square Footage (Available SF) Total Self Storage Square Footage,
b.	Square Footage (Occupied SF) Total Self Storage SF,
c.	Unit Mix (Available Units) Total Self Storage Units,
d.	Unit Mix (Occupied Units) Total Self Storage Units,
e.	Square Footage (Available SF) Total Square Footage,
f.	Square Footage (Occupied SF) Total Square Footage,
g.	Unit Mix (Available Units) Total Units and
h.	Unit Mix (Occupied Units) Total Units,

as shown on the Final Data File, we recalculated the:

i.	Self Storage Occupancy (%) (based on SF),
ii.	Self Storage Occupancy (%) (based on Units),
iii.	Total Occupancy (%) (based on SF) and
iv.	Total Occupancy (%) (based on Units)

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Square Footage (Available SF) Total Square Footage,
b.	2023 Total Revenue,
c.	2024 Total Revenue,
d.	2025 Total Revenue,
e.	June 2026 TTM Total Revenue,
f.	June 2026 T-6 Annualized Total Revenue,
g.	June 2026 T-3 Annualized Total Revenue,
h.	June 2026 T-1 Annualized Total Revenue and
i.	UW Total Revenue,

as shown on the Final Data File, we recalculated the:

i.	2023 RevPAF,
ii.	2024 RevPAF,
iii.	2025 RevPAF,
iv.	June 2026 TTM RevPAF,
v.	June 2026 T-6 Annualized RevPAF,
vi.	June 2026 T-3 Annualized RevPAF,
vii.	June 2026 T-1 Annualized RevPAF and
viii.	UW RevPAF

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Mortgage Loan Closing Date Balance,” as shown on the Final Data File, we recalculated the “% of Mortgage Loan Closing Date Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	15 September 2026

Allocated Loan Amount Schedule	Not Dated

Consolidated Amended and Restated Promissory Note (see Note 1)	3 September 2026

Note Splitter Agreement (see Note 1)	3 September 2026

Cash Management Agreement (see Note 1)	3 September 2026

Deposit Account Control Agreement (see Note 1)	3 September 2026

Guaranty Agreement (see Note 1)	3 September 2026

Environmental Indemnity Agreement (see Note 1)	3 September 2026

Administrative Fee Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	17 May 2026

Portfolio Appraisal Report	18 May 2026

Engineering Reports	Various

Phase I Environmental Reports	Various

Pro Forma Title Policies	Not Dated

Management Agreement Documents (see Note 1)	3 September 2026

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 June 2026

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Commercial Leasing Information	Not Dated

Historical Capital Expenditure Information	Not Dated

GreenStreet Self Storage Sector Outlook	28 January 2026

Portfolio Monthly Performance Information	Not Dated

Client Provided Screenshot(s) of the 2026 Self Storage Almanac	Not Dated

TREPP Screenshot	Not Dated

Insurance Risk Analysis (see Note 1)	10 September 2026

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 12

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address	Appraisal Report or Engineering Report
City	Appraisal Report
State	Appraisal Report
Zip	Appraisal Report
County	Appraisal Report
MSA	Appraisal Report
NYC Neighborhood	Underwriter’s Summary Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Previous Securitization	TREPP Screenshot
Ownership Interest	Pro Forma Title Policy
Unit Mix (Available Units) Regular	Underwriter’s Summary Report
Unit Mix (Available Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Available Units) Total Self Storage Units	Underwriter’s Summary Report
Unit Mix (Available Units) Commercial/Other	Underwriter’s Summary Report
Unit Mix (Available Units) Total Units	Underwriter’s Summary Report
Square Footage (Available SF) Regular	Underwriter’s Summary Report
Square Footage (Available SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Available SF) Total Self Storage Square Footage	Underwriter’s Summary Report
Square Footage (Available SF) Commercial/Other	Underwriter’s Summary Report
Square Footage (Available SF) Total Square Footage	Underwriter’s Summary Report
Unit Mix (Occupied Units) Regular	Underwriter’s Summary Report
Unit Mix (Occupied Units) Climate Controlled	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Self Storage Units	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 12

Property Information: (continued)

Characteristic	Source Document(s)

Unit Mix (Occupied Units) Commercial/Other	Underwriter’s Summary Report
Unit Mix (Occupied Units) Total Units	Underwriter’s Summary Report
Square Footage (Occupied SF) Regular	Underwriter’s Summary Report
Square Footage (Occupied SF) Climate Controlled	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Self Storage SF	Underwriter’s Summary Report
Square Footage (Occupied SF) Commercial/Other	Underwriter’s Summary Report
Square Footage (Occupied SF) Total Square Footage	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Individual As-is Appraiser	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Individual As-Is Appraised Value Date	Appraisal Report
Individual As-Is Appraised Value	Appraisal Report
Portfolio Appraisal Appraiser	Portfolio Appraisal Report
Portfolio Appraised Value Date	Portfolio Appraisal Report
Portfolio Appraised Value	Portfolio Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Flood Zone	Engineering Report
Seismic Zone	Engineering Report
Environmental Phase I Report Provider	Phase I Environmental Report
Environmental Phase I Report Date	Phase I Environmental Report
Earthquake Insurance Required	Insurance Risk Analysis
Terrorism Insurance Required	Insurance Risk Analysis
Blanket Insurance Policy (Yes/No)	Insurance Risk Analysis

Exhibit 2 to Attachment A Page 3 of 12

Underwriting Information:

Characteristic	Source Document(s)

2023 Storage Rental Income	Underwriter’s Summary Report
2024 Storage Rental Income	Underwriter’s Summary Report
2025 Storage Rental Income	Underwriter’s Summary Report
June 2026 TTM Storage Rental Income	Underwriter’s Summary Report
June 2026 T-6 Annualized Storage Rental Income	Underwriter’s Summary Report
June 2026 T-3 Annualized Storage Rental Income	Underwriter’s Summary Report
June 2026 T-1 Annualized Storage Rental Income	Underwriter’s Summary Report
UW Storage Rental Income	Underwriter’s Summary Report
2023 Potential Income from Vacant Units	Underwriter’s Summary Report
2024 Potential Income from Vacant Units	Underwriter’s Summary Report
2025 Potential Income from Vacant Units	Underwriter’s Summary Report
June 2026 TTM Potential Income from Vacant Units	Underwriter’s Summary Report
June 2026 T-6 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
June 2026 T-3 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
June 2026 T-1 Annualized Potential Income from Vacant Units	Underwriter’s Summary Report
UW Potential Income from Vacant Units	Underwriter’s Summary Report
2023 Gross Potential Income	Underwriter’s Summary Report
2024 Gross Potential Income	Underwriter’s Summary Report
2025 Gross Potential Income	Underwriter’s Summary Report
June 2026 TTM Gross Potential Income	Underwriter’s Summary Report
June 2026 T-6 Annualized Gross Potential Income	Underwriter’s Summary Report
June 2026 T-3 Annualized Gross Potential Income	Underwriter’s Summary Report
June 2026 T-1 Annualized Gross Potential Income	Underwriter’s Summary Report
UW Gross Potential Income	Underwriter’s Summary Report
2023 Discounts	Underwriter’s Summary Report
2024 Discounts	Underwriter’s Summary Report
2025 Discounts	Underwriter’s Summary Report
June 2026 TTM Discounts	Underwriter’s Summary Report
June 2026 T-6 Annualized Discounts	Underwriter’s Summary Report
June 2026 T-3 Annualized Discounts	Underwriter’s Summary Report
June 2026 T-1 Annualized Discounts	Underwriter’s Summary Report
UW Discounts	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

2023 Economic Vacancy	Underwriter’s Summary Report
2024 Economic Vacancy	Underwriter’s Summary Report
2025 Economic Vacancy	Underwriter’s Summary Report
June 2026 TTM Economic Vacancy	Underwriter’s Summary Report
June 2026 T-6 Annualized Economic Vacancy	Underwriter’s Summary Report
June 2026 T-3 Annualized Economic Vacancy	Underwriter’s Summary Report
June 2026 T-1 Annualized Economic Vacancy	Underwriter’s Summary Report
UW Economic Vacancy	Underwriter’s Summary Report
2023 Net Storage Revenue	Underwriter’s Summary Report
2024 Net Storage Revenue	Underwriter’s Summary Report
2025 Net Storage Revenue	Underwriter’s Summary Report
June 2026 TTM Net Storage Revenue	Underwriter’s Summary Report
June 2026 T-6 Annualized Net Storage Revenue	Underwriter’s Summary Report
June 2026 T-3 Annualized Net Storage Revenue	Underwriter’s Summary Report
June 2026 T-1 Annualized Net Storage Revenue	Underwriter’s Summary Report
UW Net Storage Revenue	Underwriter’s Summary Report
2023 Commercial Rent	Underwriter’s Summary Report
2024 Commercial Rent	Underwriter’s Summary Report
2025 Commercial Rent	Underwriter’s Summary Report
June 2026 TTM Commercial Rent	Underwriter’s Summary Report
June 2026 T-6 Annualized Commercial Rent	Underwriter’s Summary Report
June 2026 T-3 Annualized Commercial Rent	Underwriter’s Summary Report
June 2026 T-1 Annualized Commercial Rent	Underwriter’s Summary Report
UW Commercial Rent	Underwriter’s Summary Report
2023 Workspace Rent	Underwriter’s Summary Report
2024 Workspace Rent	Underwriter’s Summary Report
2025 Workspace Rent	Underwriter’s Summary Report
June 2026 TTM Workspace Rent	Underwriter’s Summary Report
June 2026 T-6 Annualized Workspace Rent	Underwriter’s Summary Report
June 2026 T-3 Annualized Workspace Rent	Underwriter’s Summary Report
June 2026 T-1 Annualized Workspace Rent	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Workspace Rent	Underwriter’s Summary Report
2023 Merchandise	Underwriter’s Summary Report
2024 Merchandise	Underwriter’s Summary Report
2025 Merchandise	Underwriter’s Summary Report
June 2026 TTM Merchandise	Underwriter’s Summary Report
June 2026 T-6 Annualized Merchandise	Underwriter’s Summary Report
June 2026 T-3 Annualized Merchandise	Underwriter’s Summary Report
June 2026 T-1 Annualized Merchandise	Underwriter’s Summary Report
UW Merchandise	Underwriter’s Summary Report
2023 Antenna & Billboard Revenue	Underwriter’s Summary Report
2024 Antenna & Billboard Revenue	Underwriter’s Summary Report
2025 Antenna & Billboard Revenue	Underwriter’s Summary Report
June 2026 TTM Antenna & Billboard Revenue	Underwriter’s Summary Report
June 2026 T-6 Annualized Antenna & Billboard Revenue	Underwriter’s Summary Report
June 2026 T-3 Annualized Antenna & Billboard Revenue	Underwriter’s Summary Report
June 2026 T-1 Annualized Antenna & Billboard Revenue	Underwriter’s Summary Report
UW Antenna & Billboard Revenue	Underwriter’s Summary Report
2023 Parking Rent	Underwriter’s Summary Report
2024 Parking Rent	Underwriter’s Summary Report
2025 Parking Rent	Underwriter’s Summary Report
June 2026 TTM Parking Rent	Underwriter’s Summary Report
June 2026 T-6 Annualized Parking Rent	Underwriter’s Summary Report
June 2026 T-3 Annualized Parking Rent	Underwriter’s Summary Report
June 2026 T-1 Annualized Parking Rent	Underwriter’s Summary Report
UW Parking Rent	Underwriter’s Summary Report
2023 Late Fees / Admin Fees	Underwriter’s Summary Report
2024 Late Fees / Admin Fees	Underwriter’s Summary Report
2025 Late Fees / Admin Fees	Underwriter’s Summary Report
June 2026 TTM Late Fees / Admin Fees	Underwriter’s Summary Report
June 2026 T-6 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
June 2026 T-3 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
June 2026 T-1 Annualized Late Fees / Admin Fees	Underwriter’s Summary Report
UW Late Fees / Admin Fees	Underwriter’s Summary Report
2023 Protection Plan	Underwriter’s Summary Report
2024 Protection Plan	Underwriter’s Summary Report
2025 Protection Plan	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2026 TTM Protection Plan	Underwriter’s Summary Report
June 2026 T-6 Annualized Protection Plan	Underwriter’s Summary Report
June 2026 T-3 Annualized Protection Plan	Underwriter’s Summary Report
June 2026 T-1 Annualized Protection Plan	Underwriter’s Summary Report
UW Protection Plan	Underwriter’s Summary Report
2023 Credit Card Charges	Underwriter’s Summary Report
2024 Credit Card Charges	Underwriter’s Summary Report
2025 Credit Card Charges	Underwriter’s Summary Report
June 2026 TTM Credit Card Charges	Underwriter’s Summary Report
June 2026 T-6 Annualized Credit Card Charges	Underwriter’s Summary Report
June 2026 T-3 Annualized Credit Card Charges	Underwriter’s Summary Report
June 2026 T-1 Annualized Credit Card Charges	Underwriter’s Summary Report
UW Credit Card Charges	Underwriter’s Summary Report
2023 Other Income	Underwriter’s Summary Report
2024 Other Income	Underwriter’s Summary Report
2025 Other Income	Underwriter’s Summary Report
June 2026 TTM Other Income	Underwriter’s Summary Report
June 2026 T-6 Annualized Other Income	Underwriter’s Summary Report
June 2026 T-3 Annualized Other Income	Underwriter’s Summary Report
June 2026 T-1 Annualized Other Income	Underwriter’s Summary Report
UW Other Income	Underwriter’s Summary Report
2023 Total Revenue	Underwriter’s Summary Report
2024 Total Revenue	Underwriter’s Summary Report
2025 Total Revenue	Underwriter’s Summary Report
June 2026 TTM Total Revenue	Underwriter’s Summary Report
June 2026 T-6 Annualized Total Revenue	Underwriter’s Summary Report
June 2026 T-3 Annualized Total Revenue	Underwriter’s Summary Report
June 2026 T-1 Annualized Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2023 Management Fee	Underwriter’s Summary Report
2024 Management Fee	Underwriter’s Summary Report
2025 Management Fee	Underwriter’s Summary Report
June 2026 TTM Management Fee	Underwriter’s Summary Report
June 2026 T-6 Annualized Management Fee	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2026 T-3 Annualized Management Fee	Underwriter’s Summary Report
June 2026 T-1 Annualized Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2023 Payroll	Underwriter’s Summary Report
2024 Payroll	Underwriter’s Summary Report
2025 Payroll	Underwriter’s Summary Report
June 2026 TTM Payroll	Underwriter’s Summary Report
June 2026 T-6 Annualized Payroll	Underwriter’s Summary Report
June 2026 T-3 Annualized Payroll	Underwriter’s Summary Report
June 2026 T-1 Annualized Payroll	Underwriter’s Summary Report
UW Payroll	Underwriter’s Summary Report
2023 Utilities	Underwriter’s Summary Report
2024 Utilities	Underwriter’s Summary Report
2025 Utilities	Underwriter’s Summary Report
June 2026 TTM Utilities	Underwriter’s Summary Report
June 2026 T-6 Annualized Utilities	Underwriter’s Summary Report
June 2026 T-3 Annualized Utilities	Underwriter’s Summary Report
June 2026 T-1 Annualized Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2023 Marketing	Underwriter’s Summary Report
2024 Marketing	Underwriter’s Summary Report
2025 Marketing	Underwriter’s Summary Report
June 2026 TTM Marketing	Underwriter’s Summary Report
June 2026 T-6 Annualized Marketing	Underwriter’s Summary Report
June 2026 T-3 Annualized Marketing	Underwriter’s Summary Report
June 2026 T-1 Annualized Marketing	Underwriter’s Summary Report
UW Marketing	Underwriter’s Summary Report
2023 Repairs & Maintenance	Underwriter’s Summary Report
2024 Repairs & Maintenance	Underwriter’s Summary Report
2025 Repairs & Maintenance	Underwriter’s Summary Report
June 2026 TTM Repairs & Maintenance	Underwriter’s Summary Report
June 2026 T-6 Annualized Repairs & Maintenance	Underwriter’s Summary Report
June 2026 T-3 Annualized Repairs & Maintenance	Underwriter’s Summary Report
June 2026 T-1 Annualized Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2023 General & Administrative	Underwriter’s Summary Report
2024 General & Administrative	Underwriter’s Summary Report
2025 General & Administrative	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2026 TTM General & Administrative	Underwriter’s Summary Report
June 2026 T-6 Annualized General & Administrative	Underwriter’s Summary Report
June 2026 T-3 Annualized General & Administrative	Underwriter’s Summary Report
June 2026 T-1 Annualized General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report
2023 Real Estate Taxes	Underwriter’s Summary Report
2024 Real Estate Taxes	Underwriter’s Summary Report
2025 Real Estate Taxes	Underwriter’s Summary Report
June 2026 TTM Real Estate Taxes	Underwriter’s Summary Report
June 2026 T-6 Annualized Real Estate Taxes	Underwriter’s Summary Report
June 2026 T-3 Annualized Real Estate Taxes	Underwriter’s Summary Report
June 2026 T-1 Annualized Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2023 Insurance	Underwriter’s Summary Report
2024 Insurance	Underwriter’s Summary Report
2025 Insurance	Underwriter’s Summary Report
June 2026 TTM Insurance	Underwriter’s Summary Report
June 2026 T-6 Annualized Insurance	Underwriter’s Summary Report
June 2026 T-3 Annualized Insurance	Underwriter’s Summary Report
June 2026 T-1 Annualized Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2023 Cost of Goods Sold	Underwriter’s Summary Report
2024 Cost of Goods Sold	Underwriter’s Summary Report
2025 Cost of Goods Sold	Underwriter’s Summary Report
June 2026 TTM Cost of Goods Sold	Underwriter’s Summary Report
June 2026 T-6 Annualized Cost of Goods Sold	Underwriter’s Summary Report
June 2026 T-3 Annualized Cost of Goods Sold	Underwriter’s Summary Report
June 2026 T-1 Annualized Cost of Goods Sold	Underwriter’s Summary Report
UW Cost of Goods Sold	Underwriter’s Summary Report
2023 Other Expenses	Underwriter’s Summary Report
2024 Other Expenses	Underwriter’s Summary Report
2025 Other Expenses	Underwriter’s Summary Report
June 2026 TTM Other Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 9 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2026 T-6 Annualized Other Expenses	Underwriter’s Summary Report
June 2026 T-3 Annualized Other Expenses	Underwriter’s Summary Report
June 2026 T-1 Annualized Other Expenses	Underwriter’s Summary Report
UW Other Expenses	Underwriter’s Summary Report
2023 Total Expenses	Underwriter’s Summary Report
2024 Total Expenses	Underwriter’s Summary Report
2025 Total Expenses	Underwriter’s Summary Report
June 2026 TTM Total Expenses	Underwriter’s Summary Report
June 2026 T-6 Annualized Total Expenses	Underwriter’s Summary Report
June 2026 T-3 Annualized Total Expenses	Underwriter’s Summary Report
June 2026 T-1 Annualized Total Expenses	Underwriter’s Summary Report
UW Total Expenses	Underwriter’s Summary Report
2023 Net Operating Income	Underwriter’s Summary Report
2024 Net Operating Income	Underwriter’s Summary Report
2025 Net Operating Income	Underwriter’s Summary Report
June 2026 TTM Net Operating Income	Underwriter’s Summary Report
June 2026 T-6 Annualized Net Operating Income	Underwriter’s Summary Report
June 2026 T-3 Annualized Net Operating Income	Underwriter’s Summary Report
June 2026 T-1 Annualized Net Operating Income	Underwriter’s Summary Report
UW Net Operating Income	Underwriter’s Summary Report
2023 Replacement Reserves	Underwriter’s Summary Report
2024 Replacement Reserves	Underwriter’s Summary Report
2025 Replacement Reserves	Underwriter’s Summary Report
June 2026 TTM Replacement Reserves	Underwriter’s Summary Report
June 2026 T-6 Annualized Replacement Reserves	Underwriter’s Summary Report
June 2026 T-3 Annualized Replacement Reserves	Underwriter’s Summary Report
June 2026 T-1 Annualized Replacement Reserves	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
2023 Net Cash Flow	Underwriter’s Summary Report
2024 Net Cash Flow	Underwriter’s Summary Report
2025 Net Cash Flow	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 10 of 12

Underwriting Information: (continued)

Characteristic	Source Document(s)

June 2026 TTM Net Cash Flow	Underwriter’s Summary Report
June 2026 T-6 Annualized Net Cash Flow	Underwriter’s Summary Report
June 2026 T-3 Annualized Net Cash Flow	Underwriter’s Summary Report
June 2026 T-1 Annualized Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing RE Tax Reserve ($)	Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Mortgage Loan Agreement
Replacement Reserve Caps ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Caps ($)	Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Mortgage Loan Agreement
Debt Service Reserve Cap ($)	Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Mortgage Loan Agreement
Upfront Other Reserve ($)	Mortgage Loan Agreement
Ongoing Other Reserve ($)	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement
Other Reserve Cap ($)	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

First Loan Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Floating Rate Component Extensions	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Floating Rate Component Prepayment Provision	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period – Late Fee	Mortgage Loan Agreement
Grace Period – Default	Mortgage Loan Agreement
Lockbox	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 11 of 12

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Cash Management Trigger	Mortgage Loan Agreement
Cash Management Type	Mortgage Loan Agreement
Release Provisions (Yes/No)	Mortgage Loan Agreement
Property Release Description	Mortgage Loan Agreement
Administrative Fee Rate (%)	Administrative Fee Schedule
Mortgage Loan Original Balance	Mortgage Loan Agreement and Allocated Loan Amount Schedule
Future Debt Permitted (Yes/No)	Mortgage Loan Agreement
Due on Sale	Mortgage Loan Agreement
Due on Encumbrance	Mortgage Loan Agreement
Mortgage Assumable?	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Tenant In Common (Yes/No)?	Mortgage Loan Agreement
Delaware Statutory Trust (Yes/No)?	Mortgage Loan Agreement
Carve-out Guarantor	Mortgage Loan Agreement
Recourse	Mortgage Loan Agreement
Single Purpose Borrower (Y/N)	Mortgage Loan Agreement
Property Manager	Mortgage Loan Agreement
Originator	Mortgage Loan Agreement
Term SOFR Lookback Days	Mortgage Loan Agreement
Sponsor	Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

3.	For the purpose of comparing the “Floating Rate Component Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 12 of 12

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Borrower Deposit Accounts: Soft Payment Processing Accounts: Hard” if:
a.	The applicable Source Document(s) require the borrower(s) or manager(s) to deposit all rents collected from the borrower owned properties into a lockbox account controlled by the lender(s) and
b.	The applicable Source Document(s) require the borrower(s) to direct payment processing companies to deposit receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Mortgage Loan Seller
Originator Entity Type
Property No. (ranked by Mortgage ALA)
Property Name
Origination Date
Loan Purpose
Assumed Mortgage Loan Spread
Environmental Phase II Report Provider
Environmental Phase II Report Date
PML %
Seismic Report Date
Property Located Within a Qualified Opportunity Zone (Y/N)
Environmental Insurance Required (Y/N)
Upfront RE Tax Reserve ($)
Upfront Insurance Reserve ($)
Upfront Replacement Reserve ($)
Term SOFR Cap
Term SOFR Cap Expiration Date

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.